Accounting Principles - Foreign currency transactions and Segment information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Principles
Amount of expenses denominated in foreign currency	€ 15.9	€ 13.5	€ 2.5
Foreign currency expenses as a percentage of operating expenses	21.00%	21.00%	7.00%